Interest in Associates - Summary of Share of Net Assets in Associates (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of associates [abstract]
Share of net assets	¥ 33,233	$ 5,108	¥ 32,248